Other Liabilities - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 1,096	$ 1,023	$ 1,111	$ 1,058
Additions	215	220	393	385
Claims paid	(213)	(189)	(405)	(364)
Currency translation adjustment and other	25	(9)	24	(34)
Balance at end of period	$ 1,123	$ 1,045	$ 1,123	$ 1,045